31. Revenue from sales (Tables)	12 Months Ended
Dec. 31, 2017
Revenue From Sales Tables
Revenue from sales
	12.31.17	12.31.16	12.31.15
Sales of electricity	24,171,502	12,952,666	3,720,442
Right of use on poles	130,851	108,228	76,417
Connection charges	30,432	15,893	4,195
Reconnection charges	7,217	2,822	1,108
Total Revenue from sales	24,340,002	13,079,609	3,802,162